Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities in Connection with Specific Expenses (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($)
$ in Thousands
	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
LossForPeriodLineItems [Line Items]
Salaries and wages	$ 19,917	$ 33,613	$ 33,666	$ 31,266
Defined contribution expenses	1,022	545	1,588	1,466
Employee benefits expense	20,939	34,158	35,254	32,732
Depreciation	1,664	2,724	2,966	3,359
Amortisation	178	306	323	891
Impairment loss	292	1,914	2,157
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	2,134	4,944	5,446	4,250
Lease payments	6,485	10,807	11,034	10,488
Sublease payments received	(354)	(483)	(567)	(475)
Rental expense	$ 6,131	$ 10,324	$ 10,467	$ 10,013